Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 11,329.8		$ 9,923.3
Work in process	72,071.9		53,362.2
Raw materials	15,233.9		7,143.8
Supplies and spare parts	4,595.4		3,451.4
Inventories, total	$ 103,231.0	$ 3,372.5	$ 73,880.7